Subsequent Events (Details) - USD ($)	Oct. 07, 2024	Dec. 31, 2023	Nov. 15, 2024	Oct. 17, 2023	Feb. 02, 2023	Dec. 31, 2022	Dec. 09, 2022
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 3.68		$ 3.68	$ 14.4	$ 20	$ 17.6
Proceeds amount		$ 885,003
Subsequent Event [Member]
Subsequent Events [Line Items]
OutstandingCommonSharesPercentage	39.50%
Initial investment amount	$ 500,000
Warrants to purchase an additional (in Shares)	1,077,586
Warrants issued (in Shares)	240,490	240,490
Subsequent Event [Member] | ASPIS Agreements [Member]
Subsequent Events [Line Items]
Initial investment amount	$ 2,500,000
Subsequent Event [Member] | License Agreement [Member]
Subsequent Events [Line Items]
Addition license fee	165,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Initial investment amount			$ 2,000,000
Purchase price	$ 4
CommonShareFractionPerShare (in Dollars per share)	$ 2,155,172